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                                                              DECEMBER 1, 1998



                      BERKSHIRE CAPITAL INVESTMENT TRUST
                     BERKSHIRE CAPITAL GROWTH & VALUE FUND
                SUPPLEMENT TO PROSPECTUS DATED DECEMBER 1, 1998


The following disclosure replaces the section entitled "ADDITIONAL INFORMATION" on Page 1 of the Prospectus:

ADDITIONAL INFORMATION

This Prospectus, which should be held for future reference, is designed to set forth concisely the information that you should know before you invest. A "Statement of Additional Information" containing more information about the Fund has been filed with the Securities and Exchange Commission. Such Statement is dated November 2, 1998 and has been incorporated by reference into the Prospectus. A copy of the Statement may be obtained without charge by writing to the Fund or by calling 1-877-526-0707.



The following disclosure replaces the section entitled "TABLE OF CONTENTS" on Page 2 of the Prospectus:


TABLE OF CONTENTS

FUND EXPENSES ...................................   4
FINANCIAL HIGHLIGHTS ............................   5
THE FUND ........................................   6
INVESTMENT OBJECTIVE ............................   6
RISK FACTORS ....................................   6
PORTFOLIO TURNOVER POLICY .......................   6
CONCENTRATION AND NON-DIVERSIFICATION POLICY ....   7
TAX STATUS ......................................   7
INVESTMENT RESTRICTIONS .........................   8
INVESTMENT ADVISER ..............................   9
ADVISORY FEE ....................................  10
FUND ADMINISTRATION .............................  10
ADVISORY AND ADMINISTRATION AGREEMENTS ..........  10
MANAGEMENT OF THE FUND ..........................  12
REMUNERATION OF OFFICERS AND TRUSTEES ...........  13
ORGANIZATION AND CAPITAL STRUCTURE ..............  13
PURCHASE OF SHARES AND REINVESTMENT .............  13
RETIREMENT PLANS ................................  14
PRICING OF SHARES ...............................  15
REDEMPTION OF SHARES ............................  15
BROKERAGE .......................................  17
SHAREHOLDERS MEETINGS ...........................  17
REPORTS TO SHAREHOLDERS .........................  18
TRANSFER AGENT ..................................  18
CUSTODIAN .......................................  18
AUDITORS ........................................  18
LEGAL OPINION ...................................  18
LITIGATION ......................................  18
ADDITIONAL INFORMATION ..........................  18


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The following disclosure replaces the back cover of the Prospectus:


BERKSHIRE CAPITAL INVESTMENT TRUST
BERKSHIRE CAPITAL GROWTH & VALUE FUND
475 Milan Drive, Suite #103
San Jose, California 95134
1-877-526-0707


PROSPECTUS
November 2, 1998


INVESTMENT ADVISER
Berkshire Capital Holdings, Inc.
475 Milan Drive, Suite #103
San Jose, California 95134


INDEPENDENT AUDITORS
McCurdy & Associates CPA's, Inc.
27955 Clemens Road
Westlake, Ohio 44145


TRANSFER AGENT
Mutual Shareholder Services
1301 East Ninth Street, Suite 3600
Cleveland, Ohio 44114


CUSTODIAN
Fifth Third Bank
38 Fountain Square Plaza
Cincinnati, Ohio 45263


LEGAL COUNSEL
Hall & Evans, LLC
1200 Seventeenth Street, Suite 1700
Denver, Colorado 80202


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